Term deposits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Term Deposits [Abstract]
Summary of Allocation Between Company's Term Deposits
The following table presents the allocation between the Company’s term deposits (in USD thousands):

	December 31,
	2023	2022
Term deposits, over 3 months, up to 12 months	$—	$17,307
Total term deposits	$—	$17,307